Rule 497(e)


                       FIRST TRUST EXCHANGE-TRADED FUND II

            First Trust STOXX(R) European Select Dividend Index Fund
                                  (the "Fund")

               SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2010

                            DATED SEPTEMBER 24, 2010


     The Board of Trustees has changed the name of the Fund from "First Trust Dow Jones STOXX(R) European Select Dividend Index Fund" to "First Trust STOXX(R) European Select Dividend Index Fund." This change to the Fund name had no effect on the investment strategies or risks of the Fund.



             PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE




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                                                                     Rule 497(e)


                       FIRST TRUST EXCHANGE-TRADED FUND II

            First Trust STOXX(R) European Select Dividend Index Fund
                                  (the "Fund")

  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2010

                               DATED SEPTEMBER 24, 2010


     The Board of Trustees has changed the name of the Fund from "First Trust Dow Jones STOXX(R) European Select Dividend Index Fund" to "First Trust STOXX(R) European Select Dividend Index Fund." This change to the Fund name had no effect on the investment strategies or risks of the Fund.



             PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
                   ADDITIONAL INFORMATION FOR FUTURE REFERENCE